Risk Mangement and Use of Derivatives Financial Instruments (Assets and Liability) (Details) (Designated as Hedging Instrument [Member], Interest Rate Swap [Member], USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2011	Dec. 31, 2010
Other Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Net	$ 0	$ 312
Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Net	$ (4,175)	$ (969)